Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Net Deferred Tax Assets

The Company’s net deferred tax assets are as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets
Net operating loss carryforward	$—	$1,962
Startup Costs	281,337	80,501
Total deferred tax assets	281,337	82,463
Valuation allowance	(281,337)	(82,463)
Deferred tax assets, net of allowance	$—	$—

Schedule of Income Tax Provision

The income tax provision for the year ended December 31, 2024 and 2023 consists of the following:

	December 31, 2024	December 31, 2023
Federal
Current	$746,540	$(226)
Deferred	(198,874)	(64,668)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	198,874	64,668
Income tax provision	$746,540	$(226)

Schedule of Reconciliation of the Federal Income Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2024	December 31, 2023
Statutory federal income tax rate	21.00%	21.00%
Merger & Acquisition expenses	4.91%	0.00%
Change in fair value of over-allotment option liability	(0.11)%	0.00%
Valuation allowance	9.38%	(20.93)%
Income tax provision	35.18%	0.07%